Property Plant and Equipment	12 Months Ended
Jun. 30, 2021
7. Property, Plant and Equipment

7. Property, Plant and Equipment

	Mining Property	Assets Under Construction	Right of Use Assets	Equipment	Total
	$	$	$	$	$
As at June 30, 2019	-	-	-	-	-
Adoption of IFRS 16	-	-	24,164	-	24,164
Disposals	-	-	-	-	-
Amortization	-	-	(6,053)	-	(6,053)
As at June 30, 2020	-	-	18,111	-	18,111
Additions	708,514	3,611,890	-	5,238	4,325,642
Disposals	-	-	-	-	-
Amortization	-	-	(6,037)	(555)	(6,592)
As at June 30, 2021	708,514	3,611,890	12,074	4,683	4,337,161

Carrying value as at June 30, 2020
Cost	-	-	24,164	-	24,164
Accumulated amortization	-	-	(6,053)	-	(6,053)
Total	-	-	18,111	-	18,111

Carrying value as at June 30, 2021
Cost	708,514	3,611,890	24,165	5,238	4,349,807
Accumulated amortization	-	-	(12,091)	(555)	(12,646)
Total	708,514	3,611,890	12,074	4,683	4,337,161

On March 29, 2021, upon obtaining approval to initiate mine construction from the Board, the Company began capitalizing development costs related to the Molo Graphite Mine. As of June 30, 2021, the Company capitalized $708,514 (2020: $nil) related to the commercial production fee (see notes 5 and 12) as mining property and $3,611,890 (2020: $nil) related to construction of the processing plant as assets under construction.

Upon the Company’s adoption of IFRS 16 on July 1, 2019, the Company recognized $24,164 for right-of-use assets related to the long-term lease for the exploration camp in Fotadrevo, Madagascar. As of June 30, 2021, the exploration camp lease had a remaining term of 24 months.

The Company owns exploration and evaluation equipment and several vehicles located in Madagascar that were previously used for exploration purposes that no longer have any carrying values. The Company owns and operates a permitted landing strip near Fotadrevo, Madagascar that no longer has any carrying value.

Geographic information is disclosed under the segmented reporting in note 16.